ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed

	Initially Reported as of December 31, 2021	Measurement Period Adjustment	December 31, 2022
Net Assets	$6,291	$-	$6,291
Technology	31,005	5,358	36,363
Customer Relationship	8,194	1,490	9,684
Deferred Taxes	(4,704)	(820)	(5,524)
Goodwill	36,962	6,262	43,224
Net assets acquired	$77,748	$12,290	$90,038